Fees Summary	Oct. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,889,000
Previously Paid Amount	0.00
Total Fee Amount	289.21
Total Offset Amount	0.00
Net Fee	289.21
Narrative - Max Aggregate Offering Price	$ 1,889,000
Final Prospectus	true